Stockholders' Equity and Employee Benefit Plans (Employee Benefit Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity and Employee Benefit Plans Disclosure [Abstract]
Employee contribution benefit plan expense	$ 6.2	$ 5.4	$ 1.4
Allowable purchase interval duration	6 months
Price per share to fair market value	85.00%